Condensed Combined Statements of Partners' Capital - USD ($) $ in Thousands		Total		Common	Subordinated	Limited Partners Common		Limited Partners Subordinated		Parent Net Equity
Balance at Dec. 31, 2013	[1]	$ 66,622								$ 66,622
Increase (Decrease) in Partners' Capital [Roll Forward]
Contribution from parent	[1]	258,339								258,339
Tax impact of parent initial public offering	[1]	(15,909)								(15,909)
Incentive unit expense	[1]	11,791								11,791
Stock compensation expense	[1]	406								406
Net income (loss)	[1]	(26,393)	[2],[3]							(26,393)
Balance at Sep. 30, 2014	[1]	294,856								294,856
Balance at Dec. 31, 2014	[1]	429,944	[4]			$ 442,451		$ (49,101)		36,594
Increase (Decrease) in Partners' Capital [Roll Forward]
Contribution from parent	[1]	69,182								69,182
Incentive unit expense	[1]	1,048								1,048
Stock compensation expense	[1]	356								356
Equity compensation	[1]	2,898				2,898		0
Offering costs related to the IPO	[1]	(129)				(129)		0
Distributions to unitholders	[1]	(22,910)				(11,455)		(11,455)
Net income (loss)	[2],[3]	39,976
Pre-acquisition net income attributable to the general partner	[1]	6,306	[2],[5]							6,306
Limited partner net income		33,670	[1],[2]	$ 16,835	$ 16,835	16,835	[1]	16,835	[1]
Balance at Sep. 30, 2015	[1]	$ 520,365	[4]			$ 450,600		$ (43,721)		$ 113,486

[1]	Financial statements for the periods presented have been retrospectively recast to reflect the acquisition of the Water Assets. See Note 2 for additional information.
[2]	Financial statements for the periods presented have been retrospectively recast to reflect the acquisition of the Water Assets. See Note 2 for additional information.
[3]	Financial statements for the periods presented have been retrospectively recast to reflect the acquisition of the Water Assets. See Note 2 for additional information.
[4]	Financial statements for the periods presented have been retrospectively recast to reflect the acquisition of the Water Assets. See Note 2 for additional information.
[5]	Pre-acquisition net loss allocated to the general partner relates to operations of the Water Assets for periods prior to their acquisition on November 4, 2015.